Consolidation of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2023
Consolidation of subsidiaries [Abstract]
Disclosure of subsidiaries [text block]
4.    Consolidation of subsidiaries

As of December 31, 2023
Company	Assets	Liabilities	Equity	Net income (loss) for the period	Ownership - %	Level

Pagseguro Brazil	43,589,543	34,397,103	9,192,440	1,165,003	99.99	Direct
BS Holding	834,565	225	834,340	69,071	100.00	Direct
Pagseg Participações	2,114,250	871	2,113,379	83,101	99.99	Direct
Pagseguro Holding	4,369	2,351	2,018	(3,120)	99.99	Direct
Pag Participações	430,782	272,154	158,628	3,139	99.99	Indirect
Paginvest Corretora	16,252	276	15,976	964	99.99	Indirect
Net+Phone	536,583	121,535	415,048	72,634	99.99	Indirect
PagSeguro Tecnologia	1,123,363	891,623	231,740	2,990	99.99	Indirect
BCPS	2,247	44	2,203	217	99.99	Indirect
BSEC	1,514,756	1,469,978	44,778	30,334	99.99	Indirect
Biva Serviços	146,606	101,001	45,605	3,726	99.99	Indirect
FIDC	5,324,969	728,280	4,596,689	2,460,443	100.00	Indirect
TILIX	51,473	2,185	49,288	4,257	99.99	Indirect
BancoSeguro	30,858,054	30,061,363	796,691	67,656	100.00	Indirect
Yamí	135,126	100,968	34,158	193	99.99	Indirect
CDS	210,517	200,403	10,114	401	99.99	Indirect
ZYGO	215,856	152,082	63,774	3,282	99.99	Indirect
MOIP	666,847	544,695	122,152	(8,618)	100.00	Indirect
Concil	317,283	303,640	13,643	5,150	100.00	Indirect
Netpos	5,246	2,837	2,409	2,689	100.00	Indirect
PagSeguro Chile	7,807	8,092	(285)	(1,309)	100.00	Indirect
PagSeguro Colombia	5,585	5,122	463	(403)	100.00	Indirect
PSGP México	1,590	2,387	(797)	(1,003)	100.00	Indirect
PagSeguro Peru	2,967	1,330	1,637	(615)	100.00	Indirect

	As of December 31, 2022
Company	Assets	Liabilities	Equity	Net income (loss) for the year	Ownership - %	Level

Pagseguro Brazil	28,149,503	18,821,951	9,327,552	1,065,582	99.99	Direct
BS Holding	771,011	5,198	765,813	27,156	99.99	Direct
Pagseg Participações	781,745	871	780,874	76,549	99.99	Direct
Pagseguro Holding	3,269	1,365	1,904	(1,681)	99.99	Direct
Pag Participações	165,265	9,775	155,490	(15,178)	99.99	Indirect
Paginvest	2,016	4	2,012	12	99.99	Indirect
Net+Phone	467,890	125,476	342,414	70,491	99.99	Indirect
Pagseguro Tecnologia	363,377	134,468	228,909	15,880	99.99	Indirect
BCPS	1,916	(41)	1,957	486	99.99	Indirect
Biva Sec	1,840,045	1,825,459	14,586	7,491	99.99	Indirect
Biva Serviços	68,164	26,240	41,924	4,676	99.99	Indirect
Biva Corban	1,247	(16,181)	17,428	1,674	99.99	Indirect
FIDC	5,122,004	792,391	4,329,613	2,211,249	100.00	Indirect
TILIX	46,888	34,357	12,531	132	99.99	Indirect
BancoSeguro	22,238,338	21,509,017	729,321	16,676	100.00	Indirect
Yamí	34,796	33,331	1,465	(1,261)	99.99	Indirect
Registra Seguro	5,000	23	4,977	(23)	99.99	Indirect
CDS	10,192	479	9,713	239	99.99	Indirect
ZYGO	70,940	10,448	60,492	(11,242)	99.99	Indirect
MOIP	686,496	555,713	130,783	(60,439)	100.00	Indirect
Concil	11,315	2,823	8,492	(6,317)	100.00	Indirect
Pagseguro Chile	1,092	684	408	(626)	100.00	Indirect
Pagseguro Colombia	968	751	217	(764)	100.00	Indirect
PSGP México	1,118	973	145	(867)	100.00	Indirect
Pagseguro Peru	906	772	134	789	100.00	Indirect